Quarterly Holdings Report
for

Fidelity® Disruptive Medicine Fund

August 31, 2021

DSM-QTLY-1021
1.9897385.101

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
HEALTH CARE - 98.8%
Biotechnology - 22.7%
Acceleron Pharma, Inc. (a)	7,912	$1,059,259
ADC Therapeutics SA (a)	3,214	93,752
Agios Pharmaceuticals, Inc. (a)	16,985	758,890
Allakos, Inc. (a)	10,506	936,715
Alnylam Pharmaceuticals, Inc. (a)	12,359	2,489,473
Argenx SE (a)	156	52,048
Argenx SE ADR (a)	3,989	1,320,439
Ascendis Pharma A/S sponsored ADR (a)	3,865	605,761
Cerevel Therapeutics Holdings (a)	21,800	690,188
Cytokinetics, Inc. (a)	15,126	498,704
Exelixis, Inc. (a)	37,276	714,581
Innovent Biologics, Inc. (a)(b)	49,655	400,307
Keros Therapeutics, Inc. (a)	5,405	181,824
Neurocrine Biosciences, Inc. (a)	14,202	1,352,030
Passage Bio, Inc. (a)(c)	19,677	236,518
Regeneron Pharmaceuticals, Inc. (a)	4,332	2,917,169
Relay Therapeutics, Inc. (a)	8,290	265,529
Revolution Medicines, Inc. (a)	8,445	245,665
Sarepta Therapeutics, Inc. (a)	11,935	932,362
Taysha Gene Therapies, Inc.	7,489	148,881
TG Therapeutics, Inc. (a)	42,045	1,138,158
Twist Bioscience Corp. (a)	2,747	310,988
Vertex Pharmaceuticals, Inc. (a)	2,752	551,198
Xenon Pharmaceuticals, Inc. (a)	3,018	53,268
Zentalis Pharmaceuticals, Inc. (a)	6,607	450,531
Zymeworks, Inc. (a)	9,690	319,673
		18,723,911
Health Care Equipment & Supplies - 27.0%
Align Technology, Inc. (a)	1,552	1,100,368
Atricure, Inc. (a)	13,430	988,717
Boston Scientific Corp. (a)	63,060	2,847,159
Danaher Corp.	11,415	3,700,290
DexCom, Inc. (a)	3,150	1,667,673
Insulet Corp. (a)	6,905	2,056,378
Intuitive Surgical, Inc. (a)	1,688	1,778,409
Masimo Corp. (a)	6,323	1,716,947
Nanosonics Ltd. (a)	231,730	1,122,236
Nevro Corp. (a)	625	76,250
Penumbra, Inc. (a)	5,949	1,635,678
Stryker Corp.	7,050	1,953,555
Tandem Diabetes Care, Inc. (a)	8,911	999,547
ViewRay, Inc. (a)	92,653	559,624
		22,202,831
Health Care Providers & Services - 12.0%
Centene Corp. (a)	36,408	2,292,976
Guardant Health, Inc. (a)	7,774	989,397
Humana, Inc.	5,971	2,420,763
Oak Street Health, Inc. (a)(c)	21,095	985,769
UnitedHealth Group, Inc.	7,753	3,227,341
		9,916,246
Health Care Technology - 3.6%
Castlight Health, Inc. Class B (a)	148,987	269,666
Health Catalyst, Inc. (a)	7,882	430,436
Inspire Medical Systems, Inc. (a)	4,736	1,058,780
Veeva Systems, Inc. Class A (a)	3,709	1,231,314
		2,990,196
Life Sciences Tools & Services - 21.1%
10X Genomics, Inc. (a)	11,109	1,954,295
Bio-Rad Laboratories, Inc. Class A (a)	2,253	1,813,259
Bruker Corp.	29,093	2,569,203
Charles River Laboratories International, Inc. (a)	4,470	1,984,054
Lonza Group AG	3,090	2,615,070
Maravai LifeSciences Holdings, Inc.	20,679	1,223,783
Nanostring Technologies, Inc. (a)	2,249	130,892
Olink Holding AB ADR (a)	11,974	383,288
Pacific Biosciences of California, Inc. (a)	10,995	344,253
Sartorius Stedim Biotech	3,909	2,370,547
Thermo Fisher Scientific, Inc.	3,617	2,007,254
		17,395,898
Pharmaceuticals - 12.4%
Arvinas Holding Co. LLC (a)	9,221	794,942
AstraZeneca PLC sponsored ADR	44,373	2,586,058
Axsome Therapeutics, Inc. (a)(c)	5,050	129,684
Eli Lilly & Co.	6,572	1,697,482
Nektar Therapeutics (a)	23,873	369,554
Roche Holding AG (participation certificate)	2,611	1,048,461
Royalty Pharma PLC	53,781	2,078,636
UCB SA	13,115	1,500,239
		10,205,056
TOTAL HEALTH CARE
(Cost $68,755,709)		81,434,138

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.06% (d)	1,027,266	1,027,471
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	1,242,376	1,242,500
TOTAL MONEY MARKET FUNDS
(Cost $2,269,971)		2,269,971
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $71,025,680)		83,704,109
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(1,325,006)
NET ASSETS - 100%		$82,379,103

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $400,307 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,620,592	$7,934,218	$8,527,339	$148	$--	$--	$1,027,471	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,950,950	2,006,554	5,715,004	953	--	--	1,242,500	0.0%
Total	$6,571,542	$9,940,772	$14,242,343	$1,101	$--	$--	$2,269,971

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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